SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Crypto Assets Held (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Retained earnings	$ 208,408,915	$ 37,843,547
ASU 2023-08
Finite-Lived Intangible Assets [Line Items]
Retained earnings	$ 2,294,229